4. INVENTORY (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 10,524,822	$ 11,209,119	$ 1,867,751
Work in process	0	0	470,442
Finished goods	255,633	457,132	135,129
Inventory, net	$ 10,780,455	$ 11,666,251	$ 2,473,322